Long-term debt, current and non-current, textual (Details) $ in Thousands						6 Months Ended
	Jun. 22, 2021 USD ($)	May 21, 2021 USD ($)	May 20, 2021	Jul. 07, 2020 USD ($)	Mar. 30, 2015 USD ($)	Jun. 30, 2021 USD ($) installment item	Dec. 31, 2020 USD ($) item
Debt Instrument [Line Items]
Number Of Vessels Collateral For Debt | item						30	30
Debt Instrument, Payment Terms						The loan agreements are repayable in quarterly or semi-annual installments plus one balloon installment per loan agreement to be paid together with the last installment
Debt issuance costs						$ 9,320	$ 2,742
Debt Instrument, Description of Variable Rate Basis						LIBOR plus margin
Aggregate principal amount						$ 100,819
Debt Instrument Collateral Amount						$ 615,327
Compensating Balance, Description						Under the secured term loans outstanding as of June 30, 2021, 30 vessels of the Company’s fleet are mortgaged with first preferred or priority ship mortgages, having an aggregate carrying value of $615,327.
Gain on extinguishment of Debt						$ (158)
8.375% Senior Unsecured Bond
Debt Instrument [Line Items]
Debt Instrument, Issuance Date						Jun. 22, 2021
Debt Instrument, Face Amount						$ 125,000
Debt Instrument, Payment Terms						payable semi-annually in arrears in June and December of each year.
Debt issuance costs						$ 2,080
Aggregate principal amount						$ 21,000
Debt Instrument, Covenant Description						The New Bond includes financial and other covenants. The Company will take all necessary actions to list the New Bond in the Oslo Stock Exchange.
Debt Instrument, Interest Rate, Stated Percentage	9.50%					8.375%
Debt Instrument, Call Feature						The New Bond is callable in whole or in parts in June 2024 at a price equal to 103.35% of nominal value; between June 2025 to December 2025 at a price equal to 101.675% of the nominal value and after December 2025 at a price equal to 100% of nominal value.
8.375% Senior Unsecured Bond | In June 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						103.35%
8.375% Senior Unsecured Bond | Between June 2025 to December 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						101.675%
8.375% Senior Unsecured Bond | After December 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						100.00%
9.5% Senior Unsecured Bond
Debt Instrument [Line Items]
Debt Instrument, Issuance Date						Sep. 27, 2018
Debt Instrument, Face Amount						$ 100,000
Debt Instrument, Payment Terms						payable semi-annually in arrears in March and September of each year.
Debt Instrument, Covenant Description						The Bond includes financial and other covenants and is trading on the Oslo Stock Exchange under the ticker symbol “DIASH01”.
Debt Instrument, Interest Rate, Stated Percentage						9.50%
Bond repurchased	$ 78,838
Debt Instrument, Redemption Price, Percentage	106.25%
Fees paid						$ 5,272
Gain on extinguishment of Debt						57
Nominal value of bond repurchased				$ 8,000
Nominal value of bond refinanced	$ 74,200
Nominal value of bond held						$ 82,200
Debt Instrument, Call Feature						The Bond is callable in whole or in parts in three years at a price equal to 103.8% of nominal value; in four years at a price equal to 101.9% of the nominal value and in four and a half years at a price equal to 100% of nominal value.
Debt extinguishment, amount	800
Debt refinanced, amount excluding extinguishment	$ 73,400
9.5% Senior Unsecured Bond | Additional Issuance of Bond on one or more occasions [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 25,000
9.5% Senior Unsecured Bond | Officers And Directors [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt						$ 16,200
9.5% Senior Unsecured Bond | In three years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						103.80%
9.5% Senior Unsecured Bond | In four years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						101.90%
9.5% Senior Unsecured Bond | In four and a half years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						100.00%
Minimum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage						2.15%
Maximum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage						2.50%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 91,000			$ 50,160
Debt Instrument, Number of installments | installment						24
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 994
Debt Instrument, Balloon Payment						$ 26,310
Debt Instrument, Maturity Date						May 20, 2026
Debt issuance costs						$ 736
Debt Instrument, Description of Variable Rate Basis			LIBOR			LIBOR
Loan Margin Percentage						2.00%